Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 24, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Mirae Asset Discovery Funds

Post-Effective Amendment No. 50

(File Nos. 333-166018 and 811-22406)

Ladies and Gentlemen:

On behalf of Mirae Asset Discovery Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) under the 1933 Act and the Investment Company Act of 1940, as amended.

This Amendment, made under Rule 485(a)(2), contains the Prospectus and Statement of Additional Information for a new series of the Trust, the Emerging Markets Corporate Debt Fund.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-2699.

Sincerely,

/s/ Nancy P. O’Hara
Nancy P. O’Hara
Enclosure